Consolidated Statement of Operations (USD $) In Thousands, except Share data	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
REVENUES:
Revenues (Note 14)	$ 431,431	$ 418,397
EXPENSES:
Voyage expenses	12,062	13,537
Vessel and drilling rigs operating expenses	147,843	95,094
Depreciation and amortization	121,021	95,482
(Gain)/Loss on sale of assets, net (Note 6)	705	(10,254)
Vessel impairment charge	112,104	0
Gain from vessel insurance proceeds	(25,064)	0
General and administrative expenses	52,397	44,011
Operating income	10,363	180,527
OTHER INCOME / (EXPENSES):
Interest and finance costs(Note 13)	(64,459)	(40,147)	[1]
Interest income	15,557	9,934
Loss on interest rate swaps (Note 9)	(39,775)	(98,427)
Other, net	2,279	(7,209)
Total expenses, net	(86,398)	(135,849)	[1]
INCOME /(LOSS) BEFORE INCOME TAXES	(76,035)	44,678	[1]
Income taxes	(9,778)	(11,938)
NET INCOME/(LOSS)	(85,813)	32,740	[1]
Less: Net income attributable to non controlling interest	(2,511)	0
NET INCOME/(LOSS) ATTRIBUTABLE TO DRYSHIPS INC.	(88,324)	32,740	[1]
NET INCOME/(LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS (Note 15)	$ (92,254)	$ 25,978	[1]
EARNINGS/(LOSS) PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 15)	$ (0.27)	$ 0.10	[1]
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note15)	344,259,487	255,012,737

[1]	As restated, see also Note 3